Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	4.48%	6.09%	(4.92%)	0.24%	3.11%	5.36%	0.37%	4.72%	5.35%	(2.05%)
Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	6.01%	14.19%	(25.18%)	24.58%	30.31%	21.84%	(7.93%)	9.00%